Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.4900	£ 0.4783	£ 0.4652
Dividends paid	£ 1,413	£ 892	£ 1,160
Scrip dividend	£ 303	£ 758	£ 413
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.1700	£ 0.1657	£ 0.1608
Dividends paid	£ 348	£ 335	£ 450
Scrip dividend	£ 249	£ 241	£ 94
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.3200	£ 0.3126	£ 0.3044
Dividends paid	£ 1,065	£ 557	£ 710
Scrip dividend	£ 54	£ 517	£ 319